Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Schedule of Cash at Bank
	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Cash at bank	109,161	390,500	87,370

Schedule of Reconciliation of Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flow as cash flows from financing activities.

	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Other payables	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR	MYR
As of January 1, 2023	–	26,208	2,500,000	181,655	264,607	2,972,470

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(161,857)	–	–	–	(161,857)
Payment of interest element of lease liabilities	–	(124,157)	–	–	–	(124,157)
Proceeds from bank borrowing	69,000	–	–	–	–	69,000
Advance received from a related party	–	–	–	–	1,042,409	1,042,409
Payment of principal element of bank borrowing	(1,914)	–	–	–	–	(1,914)
Payment of interest element of bank borrowing	(796)	–	–	–	–	(796)
Proceeds from shareholder’s loan	–	–	–	–	1,363,000	1,363,000
Proceeds from the issue of redeemable convertible preference shares	–	–	3,609,483	–	–	3,609,483
Advances received for redeemable convertible preference shares	–	–	–	918,274	–	918,274
Interest paid for redeemable convertible preference shares	–	–	–	(175,000)	–	(175,000)
Payment of redeemable convertible preference shares commission fee	–	–	–	–	(137,912)	(137,912)
Total changes from financing cash flows	66,290	(286,014)	3,609,483	743,274	2,267,497	6,400,530

Other changes:
Increase in lease liabilities from entering into new leases during the year	–	2,352,677	–	–	–	2,352,677
Finance costs (note 21)	1,566	124,157	–	360,407	17,081	503,211
Commission fee for redeemable convertible preference shares	–	–	–	–	137,912	137,912
Loss of redeemable convertible preference shares	–	–	704,900	–	–	704,900
Redemption of redeemable convertible preference shares	–	–	177,600	(177,600)	–	–
Equity component of redeemable convertible preference shares	–	–	(459,417)	–	–	(459,417)
Reclass to other payables	(770)			770	–	–
Effect of foreign exchange rate	–	–	(49,030)	–	–	(49,030)
Change arising from investing activities	–	–	–	–	738,670	738,670
Change arising from operating activities	–	–	–	105,021	(21,721)	83,300
Total other changes	796	2,476,834	374,053	288,598	871,942	4,012,223

As of December 31, 2023	67,086	2,217,028	6,483,536	1,213,527	3,404,046	13,385,223
	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Other payables	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR	MYR
As of January 1, 2024	67,086	2,217,028	6,483,536	1,213,527	3,404,046	13,385,223

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(339,747)	–	–	–	(339,747)
Payment of interest element of lease liabilities	–	(253,389)	–	–	–	(253,389)
Repayment to related parties	–	–	–	–	(37,431)	(37,431)
Payment of principal element of bank borrowing	(14,914)	–	–	–	–	(14,914)
Payment of interest element of bank borrowing	(4,056)	–	–	–	–	(4,056)
Repayment of shareholder’s loan	–	–	–	–	(70,925)	(70,925)
Interest paid for redeemable convertible preference shares	–	–	–	(355,394)	–	(355,394)
Proceeds from the issue of redeemable convertible preference shares	–	–	7,989,890	–	–	7,989,890
Total changes from financing cash flows	(18,970)	(593,136)	7,989,890	(355,394)	(108,356)	6,914,034

Other changes:
Increase in lease liabilities from entering into new leases during the year	–	616,029	–	–	–	616,029
Finance costs (note 21)	4,056	253,389	–	1,384,065	27,260	1,668,770
Conversion of redeemable convertible preference shares	–	–	(4,389,989)	–	–	(4,389,989)
Equity component of redeemable convertible preference shares	–	–	(321,679)	–	–	(321,679)
Other expenses	857	–	–	–	–	857
Effect of foreign exchange rate	–	–	(171,388)	–	–	(171,388)
Change arising from operating activities	–	–	–	863,278	678,900	1,542,178
Total other changes	4,913	869,418	(4,883,056)	2,247,343	706,160	(1,055,222)

As of December 31, 2024	53,029	2,493,310	9,590,370	3,105,476	4,001,850	19,244,035
As of December 31, 2024 (USD )	11,865	557,850	2,145,737	694,815	895,370	4,305,637

Schedule of Total Cash Outflow for Lease
	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Within financing cash flows	(286,014)	(593,136)	(132,708)